Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA

NOTE 14. QUARTERLY FINANCIAL DATA

The following tables set forth unaudited summary financial results on a quarterly basis for the two most recent years.

	Quarter Ended				Total Year
	March 31	June 30	September 30	December 31
2011
Operating loss	$(1,173,330)	$(1,037,348)	$(686,261)	$(1,413,943)	$(4,310,882)
Net income (loss) attributable to common shareholders	(1,473,997)	(1,654,672)	(1,026,338)	(1,341,503)	(5,496,510)
Basic and diluted earnings (loss) per common share	$(0.06)	$(0.07)	$(0.04)	$(0.05)	$(0.22)
Weighted average shares	22,861,204	23,981,809	25,886,392	25,949,002	24,669,783

2010
Operating loss	$(1,297,620)	$(729,806)	$(1,639,539)	$(1,753,755)	$(5,420,720)
Net income (loss) attributable to common shareholders	(2,700,582)	(4,297,358)	(2,749,306)	29,729,001	19,981,755
Basic and diluted earnings (loss) per common share	$(0.12)	$(0.19)	$(0.12)	$1.32	$0.89
Weighted average shares	22,101,861	22,373,261	22,500,492	22,533,363	22,428,950